Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) on Available-for-Sale Securities, net of taxes [member]	Accumulated other comprehensive income (loss) on Available-for-Sale Securities, net of taxes [member] Debt securities [member]	Accumulated Other Comprehensive Income (Loss) on derivatives designated as Cash Flow Hedges, net of taxes [Member]	Accumulated other comprehensive income on translation of net foreign operations, net of taxes [member]	Accumulated other comprehensive income (loss) on own credit risk on financial liabilities designated at fair value, net of taxes [member]	Total accumulated other comprehensive income [member]	Total shareholders' equity [member]	Non-controlling interest in subsidiaries [member]	Accumulated other comprehensive income on fair value through other comprehensive income securities net of taxes [member]	Preferred shares [member]	Preferred shares [member] Retained earnings [member]	Common shares [member]	Common shares [member] Retained earnings [member]
Balance at beginning of year at Oct. 31, 2015			$ 299	$ 18,930	$ (75)		$ 612	$ 4,073	$ (90)			$ 491	$ 120	$ 3,240		$ 12,313
Net income attributable to non-controllinginterest	$ 9											9
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan (Note 16)																90
Issued during the year														600
Stock option expense, net of options exercised (Note 20)			(14)
(Losses) on derivatives designated as cash flow hedges arising during the year	(26)	[1]					(26)
Unrealized gains (losses) on translation of net foreign operations	213							213
Gains (losses) on remeasurement of pension and other employee future benefit plans	(422)	[2]							(422)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value (Note 1)	(153)	[3]											(153)
Net income attributable to bank shareholders	4,622			4,622
Dividends												(10)			$ (150)		$ (2,191)
Issued under the Stock Option Plan (Note 16)																136
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the year	10	[4]					10
Unrealized gains (losses) on hedges of net foreign operations	41	[5]						41
Share issue expense				(6)
Redemption/purchase of non-controlling interest												(450)
Unrealized gains on available-for-sale securities arising during the year	151	[6]			151
Reclassification to earnings of (gains) in the year	(28)	[7]			(28)
Other			9									(16)
Balance at End of Year at Oct. 31, 2016	42,328		294	21,205	48		596	4,327	(512)	$ 4,426	$ 42,304	24	(33)	3,840		12,539
Net income attributable to non-controllinginterest	2											2
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan (Note 16)																448
Issued during the year														900
Stock option expense, net of options exercised (Note 20)			6
(Losses) on derivatives designated as cash flow hedges arising during the year	(839)	[1]					(839)
Unrealized gains (losses) on translation of net foreign operations	(885)							(885)
Gains (losses) on remeasurement of pension and other employee future benefit plans	420	[2]							420
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value (Note 1)	(148)	[3]											(148)
Net income attributable to bank shareholders	5,348			5,348
Dividends															(184)		(2,312)
Issued under the Stock Option Plan (Note 16)																146
Redeemed during the year														(500)
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the year	61	[4]					61
Unrealized gains (losses) on hedges of net foreign operations	23	[5]						23
Share issue expense				(9)
Redemption/purchase of non-controlling interest												(25)
Repurchased for cancellation (Note 16)																(101)
Unrealized gains on available-for-sale securities arising during the year	95	[6]			95
Common shares repurchased for cancellation (Note 16)				(339)
Reclassification to earnings of (gains) in the year	(87)	[7]			(87)
Other			7									$ (1)
Balance at End of Year at Oct. 31, 2017	44,354		307	23,709	56		(182)	3,465	(92)	3,066	44,354		(181)	4,240		13,032
Impact from adopting IFRS 9 (Note 28)	44
Balance at beginning of year at Oct. 31, 2017	44,354		307	23,709	56		(182)	3,465	(92)	3,066	44,354		(181)	4,240		13,032
Impact from adopting IFRS 9 (Note 28)				99	(55)
Issued during the year														400
Stock option expense, net of options exercised (Note 20)			(12)
(Losses) on derivatives designated as cash flow hedges arising during the year	(1,228)	[1]					(1,228)
Unrealized gains (losses) on translation of net foreign operations	417							417
Gains (losses) on remeasurement of pension and other employee future benefit plans	261	[2]							261
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value (Note 1)	(24)	[3]											(24)
Net income attributable to bank shareholders	5,450			5,450
Dividends															$ (184)		$ (2,424)
Issued under the Stock Option Plan (Note 16)																99
Unrealized gains (losses) on fair value through OCI debt securities arising during the year	(251)	[8]				$ (251)
Redeemed during the year														(300)
Reclassification to earnings of losses on derivatives designated as cash flow hedges in the year	336	[4]					336
Unrealized gains (losses) on hedges of net foreign operations	(155)	[5]						(155)
Share issue expense				(5)
Repurchased for cancellation (Note 16)																(202)
Common shares repurchased for cancellation (Note 16)				(789)
Reclassification to earnings of (gains) in the year	(65)	[7]			(65)
Other			5
Balance at End of Year at Oct. 31, 2018	$ 45,727		$ 300	$ 25,856	$ (315)		$ (1,074)	$ 3,727	$ 169	$ 2,302	$ 45,727		$ (205)	$ 4,340		$ 12,929

[1]	Net of income tax (provision) recovery of $432 million, $322 million and $(4) million for the year ended, respectively.
[2]	Net of income tax (provision) recovery of $(111) million, $(157) million and $156 million for the year ended, respectively.
[3]	Net of income tax recovery of $6 million, $53 million and $55 million for the year ended, respectively.
[4]	Net of income tax (recovery) of $(121) million, $(21) million and $(6) million for the year ended, respectively.
[5]	Net of income tax (provision) recovery of $56 million, $(8) million and $(10) million for the year ended, respectively.
[6]	Net of income tax (provision) of na, $(21) million and $(64) million for the year ended, respectively.
[7]	Net of income tax provision of $23 million, $36 million and $11 million for the year ended, respectively.
[8]	Net of income tax recovery of $69 million, na and na for the year ended, respectively.